GOODWILL (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jul. 15, 2017
Indefinite-lived Intangible Assets [Line Items]
Goodwill	¥ 162,574	$ 24,272	¥ 162,574
Goodwill, accumulated impairment loss	¥ 0		¥ 0
Tasgen Group
Indefinite-lived Intangible Assets [Line Items]
Voting Interests Acquired				66.67%